INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 9,181	$ 9,543
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	4,123	1,873
Impairment on equity investment at fair value without readily determinable fair value	(2,250)	0	$ 0
Operating loss from equity method investments for discontinued operation	0	(399)	299
Income (loss) from equity method investments	$ 164	$ (1,184)	$ (1,865)
Income (Loss), Equity Method Investment in Discontinued Operation after Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
PTE (HONG KONG) LTD
Cost method and equity method investments
Impairment on equity investment at fair value without readily determinable fair value	$ (1,000)
Cheerful Interactive Limited
Cost method and equity method investments
Impairment on equity investment at fair value without readily determinable fair value	(1,250)
Loto Interactive
Cost method and equity method investments
Impairment loss on equity investment	$ 0	$ 0	$ (4,787)